Borrowings - Summary of Non-Convertible Promissory Notes Payable (Details) - Non-Convertible Promissory Notes Payable - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Total principal outstanding	$ 961,830	$ 913,560	$ 869,690
Interest added to principal	70,088	29,191	11,551
Plus: accrued interest	45,383	40,317	16,775
Total promissory notes payable	1,007,213	953,877	886,465
Malta loan receipt 3
Borrowings
Total principal outstanding	511,262	507,035	62,365
Malta loan receipt 2
Borrowings
Total principal outstanding	315,673	313,063	303,778
Malta loan receipt 1
Borrowings
Total principal outstanding	$ 64,807	$ 64,271	$ 491,996